Production Costs (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of production costs
Production costs are comprised of the following:

	2021	2020
Materials and consumables	$381,446	$284,215
Salaries and employee benefits (1)	317,081	262,753
Contractors	226,095	125,242
Utilities	48,675	39,242
Other (recovery) expense	34,165	18,198
Changes in inventories (2)	(81,983)	(32,978)
	$925,479	$696,672
(1)Employee compensation and benefits expense is comprised of:

	2021	2020
Wages, salaries and bonuses	$352,736	$317,668
Share-based compensation	5,128	3,024
Total employee compensation and benefit expenses	357,864	320,692
Less: Expensed within Care and Maintenance expenses	(4,310)	(37,695)
Less: Expensed within General and Administrative expenses	(31,230)	(17,180)
Less: Expensed within Exploration expenses	(5,243)	(3,064)
Employee compensation and benefits expenses included in production costs	$317,081	$262,753
(2)Includes NRV adjustments to inventory to increase production costs by $8.7 million for the year ended December 31, 2021 (2020 - reduce by $16.2 million).